Shareholders' Equity (Deficit) (Details)									1 Months Ended															12 Months Ended
	Dec. 29, 2022 $ / shares	Jul. 31, 2022 $ / shares shares	Apr. 30, 2022 $ / shares shares	Apr. 18, 2022 $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Jan. 31, 2022 $ / shares shares	Dec. 03, 2021 shares	Sep. 05, 2021 $ / shares shares	Nov. 15, 2022 shares	Oct. 20, 2022 USD ($) $ / shares	Sep. 30, 2022	Jul. 18, 2022	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 16, 2022 $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 19, 2022 USD ($) shares	Dec. 23, 2021 $ / shares shares	Nov. 25, 2021	Nov. 15, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 29, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) shares	Nov. 30, 2017 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 AUD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares shares		Oct. 31, 2022 $ / shares	Oct. 06, 2022 shares	Jun. 17, 2022 $ / shares shares	May 20, 2022 USD ($)	Mar. 25, 2022 $ / shares shares	Dec. 31, 2020 AUD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercisable at a price (in Dollars per share) | $ / shares																				$ 218.75
Shares of performance rights | shares																				5		21,285		5		5
Ordinary share issued | shares				32,766		68,571									68,571						85,714			1,532,794	[1]		387,972	[1]		1,532,794	[1]		71,428,000,000	91,428		22,857
Ordinary share per unit (in Dollars per share) | $ / shares						$ 0.0035															$ 175
Initial public offering amount (in Dollars)																					$ 15,000
Issuance expenses (in Dollars)																					2,150
Deducted equity (in Dollars)																					$ 1,583
Underwriter purchase shares | shares																					12,858
Purchase warrant shares | shares			178,572																		12,858
Issuance exercise price (in Dollars per share) | $ / shares	$ 1.94																				$ 218.75
Public offering percentage																					125.00%		80.00%
Issuance expire term																					4 years
Shares issued | shares							3,265														8,721
Conversion debt (in Dollars)																					$ 1,222
Initial public offering per share (in Dollars per share) | $ / shares																							$ 175
Ordinary shares par value | $ / shares						$ 3.15									$ 3.15									$ 3.15	[1]		$ 3.15	[1]				$ 6.3		$ 0.0035		$ 0.0035
Ordinary shares description																		All ordinary shares (issued and unissued) will be consolidated on the basis that every 35 ordinary shares of par value $0.09 will be consolidated into one ordinary share of par value $3.15, such that the authorized ordinary share capital of the Company following such consolidation is $315,000 divided into 100,000,000 ordinary shares of a par value of $3.15 each.
Total authorized share capital | shares									100,000,000
Options of warrants, description															In January 2022, the Company granted 4,287 warrants to two service providers which will become vested and exercisable over 3 years, as follows, 33.33% after one year and then 8.33% per quarter following the first vesting date and for a period of eight consecutive quarterly periods. The warrants have an exercise price of $122.5 per option share. The total fair value of the warrants, as measured on issuance date, amounted to $212 and the Company recorded an expense of $138 through profit and loss in the twelve month ended December 31, 2022.
Ordinary shares | shares					1,428
Price Per Share (in Dollars per share) | $ / shares					$ 45.15
Other Expense (in Dollars)					$ 64
Purchase of ordinary share | shares													1,429
Exercise price per option (in Dollars per share) | $ / shares		$ 29.4	$ 52.5					$ 114.45					$ 70	$ 22.75			$ 69.3		$ 73.5
Exercisable over term													5 years
Warrant amount (in Dollars)													$ 21
Exercise of options granted | shares																								31,663		31,663
Options directors and management | shares								26,433						63,578			16,430		29,289
Vested over period								3 years						1 year			2 years		3 years
Expiry period								5 years						5 years			5 years		5 years
Shares of granted | shares																								3,265						3,265
Exercise price (in Dollars per share) | $ / shares																								$ 114.45
Devices shares | shares																								20,000		20,000
Warrants purchase and employees service description																											the Company issued warrants to purchase 31,429 ordinary shares to a service provider with an exercise price ranging from $122.5 to $175. The warrants shall become vested and exercisable commencing one year after the grant date, and shall be exercisable over 5-year term, commencing on the grant date.All the options and shares granted during 2021 to employees and service providers were valued using a Black Scholes model based, which is designed to model the Company’s equity value over time. The main assumptions used were: (1) risk-free rate: 0.78-1.27%; (2) volatility: 50%-60%; and (3) time until expiration: 5 years.
Risk-free rate percentage																											1.265%
Volatility percentage																											60.00%
Expiration																								5 years		5 years
Ordinary shares (in Dollars)																						$ 3,178
Incentive performance rights, description																								The main assumptions used in the valuation model were: (1) risk-free rate: 0.27%; (2) volatility: 88%: (3) time until expiration: 3 years; and (4) the AUD/USD rate: 0.71245. The total fair value of the incentive performance rights amounted to $635. The total value of ordinary shares issued was $380. The Company recorded an expense amounted to $1,015 through Consolidated statement of comprehensive loss at grant date.		The main assumptions used in the valuation model were: (1) risk-free rate: 0.27%; (2) volatility: 88%: (3) time until expiration: 3 years; and (4) the AUD/USD rate: 0.71245. The total fair value of the incentive performance rights amounted to $635. The total value of ordinary shares issued was $380. The Company recorded an expense amounted to $1,015 through Consolidated statement of comprehensive loss at grant date.
Number of share units | shares															57,150	75,718
Expire year															2 years
Warrants purchase and employees service description																All the incentive performance rights were valued using a Monte-Carlo based risk-neutral valuation model, which is designed to model the Company’s equity value over time. The total fair value of the performance shares, as measured on issuance date, amounted to $10,927 and the Company recorded an expense amounted to $3,321 through profit and loss in the twelve months period ended December 31, 2022. The key inputs that were used in the valuations of the Performance shares were: risk-free interest rate of 0.895% and expected volatility of 60% for Series E, F, G and H; and risk-free interest rate of 1.62% and expected volatility of 60% for Series I and J.
Recorded an expense. (in Dollars)																								$ 12,488			$ 648		$ 2,872
Ordinary shares, value acquired (in Dollars)																																			$ 1,000,000
Shares of exercise price | shares																								5,699		5,699
Consideration amount (in Dollars)																								$ 121
Employees board members description												the Company and Armistice Capital Fund Ltd (“Armistice”) entered into an agreement according which in consideration for Armistice agreeing to exercise $2,000 on of its existing warrants which equals warrants to purchase 68,027 of the Company’s ordinary shares at a reduced exercise price of $29.4, the Company agreed to issue a new ordinary warrant for 264,150 warrant shares equal to the aggregate of (a) 85,034 warrant shares (125% of the 68,027 ordinary shares issued as a result of the Existing Warrant Exercise) and (b) the balance of 179,116 warrants held by Armistice in the Company whose exercise price will be reduced to $32.55. The 179,116 currently outstanding warrants held by Armistice will be cancelled. The 264,150 warrants will be initially exercisable commencing 6 months following July 18, 2022, have a term of exercise until April 20, 2028 and an exercise price of $32.55. (See also notes 8(E), 8(G)).In connection with the agreement with Armistice the exercise price of 45,242 Ordinary Warrants held by Lind Global will be reduced to an exercise price equal to $32.55 and have a term of exercise until April 30, 2028. (See also note 8(H)).
Ordinary per share (in Dollars per share) | $ / shares				$ 52.5
Change in fair value (in Dollars)																								$ 173
“At the market” offering, description											the Company entered into a sales agreement with its sales agent pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent as agent or principal, ordinary shares, par value $3.15 per share in sales deemed to be “at the market” (“ATM”) offerings, having an aggregate offering price of up to $3,000.As of December 31, 2022 the Company has sold 104,113 of its Ordinary shares through the ATM for a net consideration of $367.
Capital commitment (in Dollars)																										$ 30,000
Capital commitment term																								3 years		3 years
Drawn amount																																						$ 840	$ 1,283
Percentage of drawn																								1000.00%		1000.00%
Ordinary shares percent																								90.00%		90.00%
Net proceeds (in Dollars)																																					$ 1,283
Total net debt (in Dollars)																													$ 840
Ordinary Shares to GEM | shares																											5,794
Number of shares issue | shares																								128,570		128,570
Fair value less (in Dollars)																								$ 1
Forecast [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares par value | $ / shares																														$ 834.75
Private Placements [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary warrants at issuance (in Dollars)																								$ 457
Ordinary shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary share issued | shares									42,857,143
Purchase warrant shares | shares																								13,107		13,107
Shares issued | shares																								30,158		30,158
Ordinary shares par value | $ / shares																								$ 3.15
Warrants [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary share issued | shares																								128,572						128,572
Change in fair value (in Dollars)																								$ 380
Private Placements [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Associated warrant (in Dollars)										$ 500
Issuance term										5 years
Convertible debenture										10.00%
Change in fair value (in Dollars)																								$ 172
Private Placements [Member] | Ordinary shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary share issued | shares																								619,346						619,346
Warrants [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Purchase warrant shares | shares																								31,429		31,429
GEM Warrant [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of exercise price | shares																								7,937		7,937
Bottom of range [member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Purchase warrant shares | shares		68,572
Risk-free rate percentage																								1.49%		1.49%
Volatility percentage																								60.00%		60.00%
Bottom of range [member] | Private Placements [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares (in Dollars)										$ 79,365
Ordinary per share (in Dollars per share) | $ / shares										$ 3.15
Top of range [member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Purchase warrant shares | shares		178,572
Volatility percentage																								96.00%		96.00%
Top of range [member] | Private Placements [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares (in Dollars)										$ 79,366
Ordinary per share (in Dollars per share) | $ / shares										$ 6.3
Class A Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights | shares																								1,594		1,594
Market capitalization (in Dollars)																								$ 100,000
Class B Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights | shares																								4,767		4,767
Market capitalization (in Dollars)																								$ 150,000
Class C Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights | shares																								6,351		6,351
Market capitalization (in Dollars)																								$ 200,000
Class D Incentive Performance Right [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Shares of performance rights | shares																								8,573		8,573
Market capitalization (in Dollars)																								$ 250,000
Series E [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Ordinary shares | shares						28,575									28,575
Granted percentage															50.00%
Vested and exercisable (in Dollars)															$ 75,000
Market Value (in Dollars)															$ 75,000
Series F [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage															16.67%
Vested and exercisable (in Dollars)															$ 100
Series G [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage															16.67%
Vested and exercisable (in Dollars)															$ 125,000
Series H [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage															16.67%
Vested and exercisable (in Dollars)															$ 150,000
Series I [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage																50.00%
Vested and exercisable (in Dollars)																$ 175,000
Series J [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted percentage																50.00%
Vested and exercisable (in Dollars)																$ 200,000

[1]	After giving effect to the reverse stock split (see also Note 13C)